Facility Operating Lease	12 Months Ended
Jun. 30, 2023
Facility Operating Lease [Abstract]
Facility Operating Lease

Note 5 – Facility Operating Lease

On April 1, 2021, the Company commenced a 5-year operating lease for a facility in Goleta, California with total lease payments of $781,813. The Company determined the lease constitutes a Right of Use (ROU) asset and has recorded the present value of the lease payments as an asset and liability per ASC 842. The value of the asset will be amortized on a straight-line basis over the 60-month period and amortization began at the start of the lease. Additionally, the lease agreement waived the first three months of rent with payments commencing July 2021. At the commencement of the lease, the net present value of the lease payments was $767,553. In addition to these lease payments, the Company is also responsible for its shares of common area operating expenses and electricity. Such expenses are considered variable costs and are not included in the measurement of the lease liability. The lease agreement also provides for the option to extend the lease for two additional sixty-month periods. The lease payments for these additional periods are not included in the lease liability amount presented on the balance sheet.

The following table presents maturities of operating lease liabilities on an undiscounted basis as of June 30, 2023:

Fiscal 2024	$165,096
Fiscal 2025	169,224
Fiscal 2026	129,282
Total	463,602
Less imputed interest	(4,940)
Total operating lease liability	485,662
Less: current portion	162,210
Lease liability, long term	$296,452

The lease term and the discount rate for the lease at June 30, 2023 is 2.8 years and 0.75%, respectively. The total lease payments were $129,437 and $157,141 for the years ended June 30, 2023 and 2022, respectively. The variable costs for common area operating expenses and electricity were $264,280, and $240,421 for the years ended June 30, 2023 and 2022, respectively.

Beginning April 1, 2021, the Company began subleasing a portion of their facility. The sub-lease provided for base monthly rent of $13,013 through May 31, 2021 and $8,400 starting June 1, 2021 plus common area operating and utility costs. The sublease was amended again on May 17, 2022 to sublease a smaller portion of the property at a base rental rate of $5,200 per month effective June 1, 2022. Of rental income, including reimbursement of common area operating and utility costs, the Company recognized $128,921 and $279,727 for the years ended June 30, 2023 and 2022, respectively. The sub-lease ended in March 2023.